Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 131,633	$ 56,142
Trade and other receivables, net (note 4)	426,879	524,194
Fuel and natural gas in storage	49,696	48,982
Supplies and consumables inventory	185,637	178,150
Regulatory assets (note 5)	185,938	142,970
Prepaid expenses	67,703	81,926
Derivative instruments (note 21)	28,016	10,920
Other assets	129,134	23,061
Assets, current, total	1,204,636	1,066,345
Property, plant and equipment, net	13,199,200	12,517,450
Intangible assets, net	90,405	93,938
Goodwill	1,317,440	1,324,062
Regulatory assets (note 5)	1,124,523	1,184,713
Long-term investments (note 6)
Investments carried at fair value	1,128,171	1,115,729
Other long-term investments	411,985	641,920
Derivative instruments (note 21)	88,817	72,328
Deferred income taxes	161,279	158,483
Other assets	139,918	198,993
Assets	18,866,374	18,373,961
Current liabilities:
Accounts payable	138,154	210,412
Accrued liabilities	552,164	554,875
Dividends payable (note 12)	83,267	74,916
Regulatory liabilities (note 5)	88,449	99,850
Long-term debt (note 7)	158,278	621,856
Other long-term liabilities (note 9)	185,314	80,458
Derivative instruments (note 21)	23,413	34,915
Other liabilities	12,107	7,898
Liabilities, current, total	1,241,146	1,685,180
Long-term debt (note 7)	8,134,371	7,894,174
Regulatory liabilities (note 5)	562,715	634,446
Deferred income taxes	634,053	578,902
Derivative instruments (note 21)	106,644	75,961
Pension and other post-employment benefits obligation	99,185	96,653
Other long-term liabilities (note 9)	392,493	465,874
Liabilities, noncurrent, total	9,929,461	9,746,010
Redeemable non-controlling interests
Redeemable non-controlling interest, held by related party	0	308,350
Redeemable non-controlling interests	9,263	10,013
Redeemable non-controlling interests, total	9,263	318,363
Equity:
Preferred shares	184,299	184,299
Common shares (note 10(a))	7,389,116	6,229,994
Additional paid-in capital	827	7,254
Deficit	(1,331,947)	(1,279,696)
Accumulated other comprehensive loss (“AOCI”) (note 11)	(63,370)	(102,286)
Total equity attributable to shareholders of Algonquin Power & Utilities Corp.	6,178,925	5,039,565
Non-controlling interests
Non-controlling interests - tax equity partnership units	1,156,628	1,196,720
Other non-controlling interests	358,670	347,338
Non-controlling interest, held by related party	(7,719)	40,785
Non-controlling interests, total	1,507,579	1,584,843
Total equity	7,686,504	6,624,408
Commitments and contingencies (note 19)
Subsequent events (note 3(a), 7(f))
Liabilities and equity, total	$ 18,866,374	$ 18,373,961